BORROWINGS (Short-term) (Details)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Short-term bank borrowings	¥ 6,488,825,119		¥ 5,245,641,157
Long-term bank borrowings—current portion	145,068,204		242,987,883
Total short-term borrowings	¥ 6,633,893,323	$ 978,551,373	¥ 5,488,629,040